EMPLOYEE BENEFITS - Liabilities for employee benefits (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Gross employee benefits	$ 989,496	$ 1,027,429
Plan Asset	(1,744)	(24,126)
Net employee benefits	987,752	1,003,303
Short term
Disclosure of defined benefit plans [line items]
Gross employee benefits	445,826	441,644
Post-employment
Disclosure of defined benefit plans [line items]
Gross employee benefits	362,588	405,240
Long term
Disclosure of defined benefit plans [line items]
Gross employee benefits	$ 181,082	$ 180,545